Events after the reporting year	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Events after the reporting year

Note	38 | Events after the reporting year

The following are the events that occurred subsequent to December 31, 2025:

-	Amendment to both the seasonal reference prices and the values of the Company’s electricity rate schedules – SE Resolution No. 22/2026 and ENRE Resolutions Nos. 22, 46 and 109/2026, Note 2.b.
-	Issuance of Additional Class No. 7 Corporate Notes, Note 29.
-	Approval of the labor reform, Note 1.
-	Full early repayment of Class No. 8 Corporate Notes, Note 29.
-	Increase in the amount of the Company’s Corporate Notes Program, Note 37.
-	Framework Agreement, 2024-2026 consumption, Note 2.d.
-	Public Tender for the Sale of Shares of Citelec S.A., Note 7.